Income Tax - Summary Of Income Tax (Parenthetical) (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective income tax rate	(1.40%)	0.00%	(0.40%)	0.00%	0.00%	0.00%	0.00%
Zanite Acquisition Corp [Member] | United States
Effective income tax rate					21.00%
Zanite Acquisition Corp [Member] | State and local
Effective income tax rate					5.00%
Zanite Acquisition Corp [Member] | Brazil
Effective income tax rate					34.00%